FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets:
Derivative assets	$ 530	$ 73
Total financial assets	530	73
Liabilities:
Derivative liabilities	2
Total financial liabilities	2
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	530	73
Total financial assets	530	73
Liabilities:
Derivative liabilities	2
Total financial liabilities	2
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Total financial liabilities